Income Taxes - Summary of Reconciliation of Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory tax rate	26.10%	26.10%